Total
T. Rowe Price Small-Cap Index Fund
Small-Cap Index Fund
Investment Objective(s)
The fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization U.S. stocks.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table or example below.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - T. Rowe Price Small-Cap Index Fund		Investor Class		I Class		Z Class
Management fees	[1]	0.09%		0.09%		0.09%
Other expenses		1.73%		0.53%	[2]	0.62%
Total annual fund operating expenses	[1]	1.82%		0.62%		0.71%
Fee waiver/expense reimbursement	[1]	(1.53%)	[3]	(0.48%)	[2]	(0.71%)	[4]
Total annual fund operating expenses after fee waiver/expense reimbursement		0.29%	[1],[3]	0.14%	[1],[2]	none	[4]
[1]	Restated to reflect current fees.
[2]

T. Rowe Price Associates, Inc., has contractually agreed (through April 30, 2024) to pay the operating expenses of the fund’s I Class excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses (“I Class Operating Expenses”), to the extent the I Class Operating Expenses exceed 0.05% of the class’ average daily net assets. The agreement may only be terminated at any time after April 30, 2024, with approval by the fund’s Board of Directors. Any expenses paid under this agreement (and a previous limitation of 0.05%) are subject to reimbursement to T. Rowe Price Associates, Inc., by the fund whenever the fund’s I Class Operating Expenses are below 0.05%. However, no reimbursement will be made more than three years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price Associates, Inc., if such repayment does not cause the I Class Operating Expenses (after the repayment is taken into account) to exceed the lesser of: (1) the limitation on I Class Operating Expenses in place at the time such amounts were waived or (2) the current expense limitation on I Class Operating Expenses.

[3]

T. Rowe Price Associates, Inc., has contractually agreed (through April 30, 2024) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the class’ ratio of expenses to average daily net assets to exceed 0.29%. The agreement may only be terminated at any time after April 30, 2024, with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement (and a previous limitation of 0.34%) are subject to reimbursement to T. Rowe Price Associates, Inc., by the fund whenever the class’ expense ratio is below 0.29%. However, no reimbursement will be made more than three years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price Associates, Inc., if such repayment does not cause the class’ expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived or (2) the class’ current expense limitation.

[4]

T. Rowe Price Associates, Inc., has contractually agreed to waive and/or bear all the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. T. Rowe Price Associates, Inc. expects this fee waiver and/or expense reimbursement arrangement to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board of Directors.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that any current expense limitation arrangement remains in place for the period noted in the previous table; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - T. Rowe Price Small-Cap Index Fund - USD ($)	Investor Class	I Class	Z Class
1 Year	$ 30	$ 14	none
3 Years	263	99	none
5 Years	688	248	none
10 Years	$ 1,875	$ 680	none

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 29.0% of the average value of its portfolio.
Principal Investment Strategies

Under normal conditions, the fund invests at least 80% of its net assets (including any borrowings for investment purposes) in small-cap stocks and in stocks that are included in its benchmark index. The fund seeks to employ a full replication strategy, which involves investing substantially all of its assets in all of the stocks in the benchmark index in proportion to each stock’s weighting in the index. If a material misweighting develops, the portfolio manager seeks to rebalance the portfolio in an effort to realign it with its index.

The fund defines small-cap stocks as those whose market capitalization, at the time of purchase, falls within the range of its benchmark index. As of December 31, 2021, the market capitalization range for the benchmark index was approximately $30 million to $13.98 billion.

The fund attempts to track the investment return of small-capitalization U.S. stocks by seeking to track, before fees and expenses, the performance of its benchmark index, the Russell 2000® Index. The Russell 2000® Index, which is constructed by the Russell Investment Group, is a well-known small-cap stock index that is designed to measure the performance of the small-cap segment of the U.S. equity universe. It includes approximately 2,000 small-cap U.S. securities based on a combination of their market capitalization and index membership, without consideration to a growth or value style. Some of the securities included in the benchmark index may be considered micro-cap securities. The benchmark index is constructed to provide an unbiased small-cap barometer and is reconstituted periodically to ensure larger stocks do not distort the performance and characteristics of the small-cap opportunity set.

Because the fund typically holds securities in proportion to their weight in the benchmark index, the fund intends to be diversified in approximately the same proportion as the index is diversified. The fund may become nondiversified, as defined under the Investment Company Act of 1940, solely as a result of changes in the composition of the index.

While most assets will be invested in common stocks, the fund may also purchase stock index futures contracts. Futures would typically be used to help realign the fund’s portfolio with its benchmark index, facilitate trading, gain broad market or sector exposure, or to reduce cash balances in the fund and increase the level of fund assets exposed to common stocks represented in the fund’s benchmark index. In addition, the fund lends its portfolio securities as a means of generating additional income.

Principal Risks

As with any fund, there is no guarantee that the fund will achieve its objective(s). The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund, which may be even greater in bad or uncertain market conditions, are summarized as follows:

Index investing Because the fund is passively managed and seeks to match the performance of its benchmark index, holdings are generally not reallocated based on changes in market conditions or outlook for a specific security, industry, or market sector. As a result, the fund’s performance may lag the performance of actively managed funds.

Tracking error The returns of the fund may deviate from the returns of its benchmark index (referred to as “tracking error”) because the fund incurs fees and transaction expenses while the index has no fees or expenses. The risk of tracking error is increased to the extent the fund is unable to fully replicate its benchmark index, which could result from changes in the composition of the index or the timing of purchases and redemptions of fund shares.

Market conditions The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including political or regulatory developments, recessions, inflation, rapid interest rate changes, war, military conflict, or acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues such as the coronavirus pandemic and related governmental and public responses (including sanctions). Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Government intervention in markets may impact interest rates, market volatility, and security pricing. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

Stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of stocks held by the fund may decline due to general weakness or volatility in the stock markets in which the fund invests or because of factors that affect a particular company or industry.

Small- and micro-cap stocks Investments in securities issued by small-cap companies and micro-cap companies are likely to be more volatile than investments in securities issued by larger companies. Small-cap companies often have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. In addition, small-cap companies are typically more sensitive to changes in overall economic conditions and their securities may be difficult to trade. The risks of small-cap investing are heightened for investments in micro-cap companies.

Futures The use of futures contracts potentially exposes the fund to greater volatility than directly purchasing securities in the index, including possible illiquidity of the futures markets, contract prices that can be volatile and imperfectly correlated to movements in underlying security values, and potential losses in excess of the fund’s initial investment.

Nondiversification The fund may become nondiversified due to the composition of its benchmark index, and thus invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the fund’s performance may be adversely affected; the fund’s shares may experience greater price volatility; and the fund may be more susceptible to the risks associated with these particular issuers or to a single economic, political, or regulatory occurrence affecting these issuers.

Securities lending Securities lending involves the risk that the fund may lose money because the borrower of the loaned securities fails to return the securities to the fund in a timely manner or at all. The fund may also lose money if there is a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. In addition, securities lending activities may cause adverse tax consequences for the fund.

Cybersecurity breaches The fund could be harmed by intentional cyberattacks and other cybersecurity breaches, including unauthorized access to the fund’s assets, customer data and confidential shareholder information, or other proprietary information. In addition, a cybersecurity breach could cause one of the fund’s service providers or financial intermediaries to suffer unauthorized data access, data corruption, or loss of operational functionality.

Performance

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.

Calendar Year Returns

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	12/31/20	31.41%	Worst Quarter	3/31/20	-30.66%

Average Annual Total Returns Periods ended December 31, 2021

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the Investor Class and will differ for other share classes.

Average Annual Total Returns - T. Rowe Price Small-Cap Index Fund		Label	1 Year	5 Years	Since Inception		Inception Date
Investor Class			14.32%	11.78%	12.99%		Dec. 09, 2015
Investor Class | After Taxes on Distributions			13.80%	10.32%	11.60%
Investor Class | After Taxes on Distributions and Sales			8.68%	8.92%	10.03%
I Class			14.63%	11.96%	13.18%		Dec. 09, 2015
Z Class			14.71%		55.80%		Mar. 16, 2020
Russell 2000® Index		Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)
Russell 2000® Index	[1]				13.24%
Russell 2000® Index			14.82%	12.02%	55.49%	[2]
[1]	Return since 12/9/15.
[2]	Return since 3/16/20.

Updated performance information is available through troweprice.com.